Insurance business - Movements in carrying amounts of insurance contracts - analysis by measurement component (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening assets	£ (41)	£ (43)
Opening liabilities	20,595	20,004
Insurance contracts liability (asset) opening balance	20,554	19,961
Changes that relate to current services
Contractual service margin recognised for services provided	(108)	(120)
Change in risk adjustment for non-financial risk expired	(15)	(12)
Experience adjustments	(41)	(31)
Changes that relate to future services
Contracts initially recognised in the year	2	1
Changes in estimates that adjust contractual service margin	0	0
Changes in estimates that result in losses and reversal of losses on onerous contracts	(1)	14
Adjustments to liabilities for incurred claims	(8)	24
Increase (decrease) through insurance service result, insurance contracts liability (asset)	(171)	(124)
Net finance expense/(income) from insurance contracts	1,130	1,586
Effect of movements in exchange rates	(772)	(372)
Total changes in the consolidated income statement and statement of comprehensive income	187	1,090
Cash flows
Premiums received	2,249	1,689
Claims and other insurance service expenses paid	(2,060)	(2,135)
Insurance acquisition cash flows	(44)	(43)
Total cash flows	145	(489)
Other movements	(17,500)	(8)
Insurance contracts liability (asset) closing balance	3,386	20,554
Closing assets	(38)	(41)
Closing liabilities	3,424	20,595
Decrease through subsidiaries classified as held for sale	17,387
Life direct participating and investment DPF contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening assets	0	0
Opening liabilities	20,289	19,719
Insurance contracts liability (asset) opening balance	20,289	19,719
Changes that relate to current services
Contractual service margin recognised for services provided	(70)	(77)
Change in risk adjustment for non-financial risk expired	(9)	(6)
Experience adjustments	(45)	(12)
Changes that relate to future services
Contracts initially recognised in the year	1	0
Changes in estimates that adjust contractual service margin	0	0
Changes in estimates that result in losses and reversal of losses on onerous contracts	(5)	8
Adjustments to liabilities for incurred claims	0	0
Increase (decrease) through insurance service result, insurance contracts liability (asset)	(128)	(87)
Net finance expense/(income) from insurance contracts	1,133	1,585
Effect of movements in exchange rates	(766)	(371)
Total changes in the consolidated income statement and statement of comprehensive income	239	1,127
Cash flows
Premiums received	2,053	1,471
Claims and other insurance service expenses paid	(1,929)	(2,019)
Insurance acquisition cash flows	(19)	(15)
Total cash flows	105	(563)
Other movements	(17,468)	6
Insurance contracts liability (asset) closing balance	3,165	20,289
Closing assets	0	0
Closing liabilities	3,165	20,289
Life other contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening assets	(41)	(43)
Opening liabilities	306	285
Insurance contracts liability (asset) opening balance	265	242
Changes that relate to current services
Contractual service margin recognised for services provided	(38)	(43)
Change in risk adjustment for non-financial risk expired	(6)	(6)
Experience adjustments	4	(19)
Changes that relate to future services
Contracts initially recognised in the year	1	1
Changes in estimates that adjust contractual service margin	0	0
Changes in estimates that result in losses and reversal of losses on onerous contracts	4	6
Adjustments to liabilities for incurred claims	(8)	24
Increase (decrease) through insurance service result, insurance contracts liability (asset)	(43)	(37)
Net finance expense/(income) from insurance contracts	(3)	1
Effect of movements in exchange rates	(6)	(1)
Total changes in the consolidated income statement and statement of comprehensive income	(52)	(37)
Cash flows
Premiums received	196	218
Claims and other insurance service expenses paid	(131)	(116)
Insurance acquisition cash flows	(25)	(28)
Total cash flows	40	74
Other movements	(32)	(14)
Insurance contracts liability (asset) closing balance	221	265
Closing assets	(38)	(41)
Closing liabilities	259	306
Estimates of present value of future cash flows and risk adjustment | Life direct participating and investment DPF contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening assets	0	0
Opening liabilities	19,517	18,771
Insurance contracts liability (asset) opening balance	19,517	18,771
Changes that relate to current services
Contractual service margin recognised for services provided	0	0
Change in risk adjustment for non-financial risk expired	(9)	(6)
Experience adjustments	(45)	(12)
Changes that relate to future services
Contracts initially recognised in the year	(44)	(48)
Changes in estimates that adjust contractual service margin	12	133
Changes in estimates that result in losses and reversal of losses on onerous contracts	(5)	8
Adjustments to liabilities for incurred claims	0	0
Increase (decrease) through insurance service result, insurance contracts liability (asset)	(91)	75
Net finance expense/(income) from insurance contracts	1,133	1,585
Effect of movements in exchange rates	(736)	(352)
Total changes in the consolidated income statement and statement of comprehensive income	306	1,308
Cash flows
Premiums received	2,053	1,471
Claims and other insurance service expenses paid	(1,929)	(2,019)
Insurance acquisition cash flows	(19)	(15)
Total cash flows	105	(563)
Other movements	(16,815)	1
Insurance contracts liability (asset) closing balance	3,113	19,517
Closing assets	0	0
Closing liabilities	3,113	19,517
Estimates of present value of future cash flows and risk adjustment | Life other contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening assets	(63)	(76)
Opening liabilities	153	134
Insurance contracts liability (asset) opening balance	90	58
Changes that relate to current services
Contractual service margin recognised for services provided	0	0
Change in risk adjustment for non-financial risk expired	(6)	(6)
Experience adjustments	4	(19)
Changes that relate to future services
Contracts initially recognised in the year	(23)	(24)
Changes in estimates that adjust contractual service margin	4	(1)
Changes in estimates that result in losses and reversal of losses on onerous contracts	4	6
Adjustments to liabilities for incurred claims	(8)	24
Increase (decrease) through insurance service result, insurance contracts liability (asset)	(25)	(20)
Net finance expense/(income) from insurance contracts	(6)	(1)
Effect of movements in exchange rates	1	0
Total changes in the consolidated income statement and statement of comprehensive income	(30)	(21)
Cash flows
Premiums received	196	218
Claims and other insurance service expenses paid	(131)	(116)
Insurance acquisition cash flows	(25)	(28)
Total cash flows	40	74
Other movements	(4)	(21)
Insurance contracts liability (asset) closing balance	96	90
Closing assets	(60)	(63)
Closing liabilities	156	153
Contracts under the fair value approach | Life direct participating and investment DPF contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening assets	0	0
Opening liabilities	10	29
Insurance contracts liability (asset) opening balance	10	29
Changes that relate to current services
Contractual service margin recognised for services provided	(7)	(3)
Change in risk adjustment for non-financial risk expired	0	0
Experience adjustments	0	0
Changes that relate to future services
Contracts initially recognised in the year	0	0
Changes in estimates that adjust contractual service margin	10	(16)
Changes in estimates that result in losses and reversal of losses on onerous contracts	0	0
Adjustments to liabilities for incurred claims	0	0
Increase (decrease) through insurance service result, insurance contracts liability (asset)	3	(19)
Net finance expense/(income) from insurance contracts	0	0
Effect of movements in exchange rates	0	0
Total changes in the consolidated income statement and statement of comprehensive income	3	(19)
Cash flows
Premiums received	0	0
Claims and other insurance service expenses paid	0	0
Insurance acquisition cash flows	0	0
Total cash flows	0	0
Other movements	(4)	0
Insurance contracts liability (asset) closing balance	9	10
Closing assets	0	0
Closing liabilities	9	10
Contracts under the fair value approach | Life other contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening assets	4	6
Opening liabilities	106	114
Insurance contracts liability (asset) opening balance	110	120
Changes that relate to current services
Contractual service margin recognised for services provided	(17)	(19)
Change in risk adjustment for non-financial risk expired	0	0
Experience adjustments	0	0
Changes that relate to future services
Contracts initially recognised in the year	0	0
Changes in estimates that adjust contractual service margin	1	9
Changes in estimates that result in losses and reversal of losses on onerous contracts	0	0
Adjustments to liabilities for incurred claims	0	0
Increase (decrease) through insurance service result, insurance contracts liability (asset)	(16)	(10)
Net finance expense/(income) from insurance contracts	2	1
Effect of movements in exchange rates	(5)	(1)
Total changes in the consolidated income statement and statement of comprehensive income	(19)	(10)
Cash flows
Premiums received	0	0
Claims and other insurance service expenses paid	0	0
Insurance acquisition cash flows	0	0
Total cash flows	0	0
Other movements	0	0
Insurance contracts liability (asset) closing balance	91	110
Closing assets	4	4
Closing liabilities	87	106
Contracts under the modified retros- pective approach | Life direct participating and investment DPF contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening assets	0	0
Opening liabilities	561	657
Insurance contracts liability (asset) opening balance	561	657
Changes that relate to current services
Contractual service margin recognised for services provided	(47)	(57)
Change in risk adjustment for non-financial risk expired	0	0
Experience adjustments	0	0
Changes that relate to future services
Contracts initially recognised in the year	0	0
Changes in estimates that adjust contractual service margin	(3)	(26)
Changes in estimates that result in losses and reversal of losses on onerous contracts	0	0
Adjustments to liabilities for incurred claims	0	0
Increase (decrease) through insurance service result, insurance contracts liability (asset)	(50)	(83)
Net finance expense/(income) from insurance contracts	0	0
Effect of movements in exchange rates	(23)	(14)
Total changes in the consolidated income statement and statement of comprehensive income	(73)	(97)
Cash flows
Premiums received	0	0
Claims and other insurance service expenses paid	0	0
Insurance acquisition cash flows	0	0
Total cash flows	0	0
Other movements	(488)	1
Insurance contracts liability (asset) closing balance	0	561
Closing assets	0	0
Closing liabilities	0	561
Contracts under the modified retros- pective approach | Life other contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening assets	0	0
Opening liabilities	15	15
Insurance contracts liability (asset) opening balance	15	15
Changes that relate to current services
Contractual service margin recognised for services provided	(4)	(5)
Change in risk adjustment for non-financial risk expired	0	0
Experience adjustments	0	0
Changes that relate to future services
Contracts initially recognised in the year	0	0
Changes in estimates that adjust contractual service margin	6	5
Changes in estimates that result in losses and reversal of losses on onerous contracts	0	0
Adjustments to liabilities for incurred claims	0	0
Increase (decrease) through insurance service result, insurance contracts liability (asset)	2	0
Net finance expense/(income) from insurance contracts	0	0
Effect of movements in exchange rates	(1)	0
Total changes in the consolidated income statement and statement of comprehensive income	1	0
Cash flows
Premiums received	0	0
Claims and other insurance service expenses paid	0	0
Insurance acquisition cash flows	0	0
Total cash flows	0	0
Other movements	(16)	0
Insurance contracts liability (asset) closing balance	0	15
Closing assets	0	0
Closing liabilities	0	15
Other contracts | Life direct participating and investment DPF contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening assets	0	0
Opening liabilities	201	262
Insurance contracts liability (asset) opening balance	201	262
Changes that relate to current services
Contractual service margin recognised for services provided	(16)	(17)
Change in risk adjustment for non-financial risk expired	0	0
Experience adjustments	0	0
Changes that relate to future services
Contracts initially recognised in the year	45	48
Changes in estimates that adjust contractual service margin	(19)	(91)
Changes in estimates that result in losses and reversal of losses on onerous contracts	0	0
Adjustments to liabilities for incurred claims	0	0
Increase (decrease) through insurance service result, insurance contracts liability (asset)	10	(60)
Net finance expense/(income) from insurance contracts	0	0
Effect of movements in exchange rates	(7)	(5)
Total changes in the consolidated income statement and statement of comprehensive income	3	(65)
Cash flows
Premiums received	0	0
Claims and other insurance service expenses paid	0	0
Insurance acquisition cash flows	0	0
Total cash flows	0	0
Other movements	(161)	4
Insurance contracts liability (asset) closing balance	43	201
Closing assets	0	0
Closing liabilities	43	201
Other contracts | Life other contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening assets	18	27
Opening liabilities	32	22
Insurance contracts liability (asset) opening balance	50	49
Changes that relate to current services
Contractual service margin recognised for services provided	(17)	(19)
Change in risk adjustment for non-financial risk expired	0	0
Experience adjustments	0	0
Changes that relate to future services
Contracts initially recognised in the year	24	25
Changes in estimates that adjust contractual service margin	(11)	(13)
Changes in estimates that result in losses and reversal of losses on onerous contracts	0	0
Adjustments to liabilities for incurred claims	0	0
Increase (decrease) through insurance service result, insurance contracts liability (asset)	(4)	(7)
Net finance expense/(income) from insurance contracts	1	1
Effect of movements in exchange rates	(1)	0
Total changes in the consolidated income statement and statement of comprehensive income	(4)	(6)
Cash flows
Premiums received	0	0
Claims and other insurance service expenses paid	0	0
Insurance acquisition cash flows	0	0
Total cash flows	0	0
Other movements	(12)	7
Insurance contracts liability (asset) closing balance	34	50
Closing assets	18	18
Closing liabilities	£ 16	£ 32